SCHEDULE OF NET DEFERRED TAX ASSETS FOR FEDERAL AND STATE INCOME TAXES (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 3,074,000	$ 2,163,000
Stock compensation	1,579,000	1,258,000
Basis of shares in subsidiary	442,000	445,000
Capitalized intangible costs	(116,000)	(253,000)
Accruals and reserves	69,000	94,000
Deferred tax assets	5,048,000	3,707,000
Valuation allowance	(5,048,000)	(3,707,000)
Effective income tax asset